1995 ANNUAL REPORT






CENTENNIAL
AMERICA FUND, L.P.
------------------------------------------------------------------------------

December 31, 1995
















































RA0870.001.0296

DEAR SHAREHOLDER:

We are pleased to send you the annual report for Centennial America Fund, L.P. During the 12 months ended December 31, 1995, the Fund's compounded annualized yield was 4.62%. The corresponding yield without compounding was 4.52%. The seven-day annualized yields with and without compounding on December 31, 1995 were 4.68% and 4.58%, respectively.(1)

Money market funds have always been a highly liquid place for cash "on the sidelines"--earning a steady income while protecting principal.(2) In 1995, money market funds turned out to be a good investment choice for the income-oriented investor.

While the 30-year U.S. Treasury yield fell from nearly 8% to 6% during the year, and rates on intermediate-term bonds fell by nearly as much, money market yields stayed about the same throughout the year. This made the yield on money market funds very attractive relative to intermediate-term bonds.

Normally, long-term bonds pay anywhere from three to five percentage points more than a money market fund. One reason for this situation is the relationship between money market funds and the inflation rate. Typically, money market yields are roughly one percentage point above inflation. Assuming that the annual inflation rate is 2.5%, money market yields would normally be about 3.5%, while longer-term rates might be as high as 5.5%. However, the current difference between money market yields and inflation is three times its normal level. Part of the reason for this anomaly is the successful way in which the Federal Reserve Board has fought inflation.

By the spring of 1995, the economy stabilized and began to decelerate. And economists began to speculate that the Fed would lower short-term rates to keep the economy from going into a recession. Meanwhile, longer-term interest rates had already begun to decline in anticipation of the Fed action. And although the Fed reduced short-term interest rates slightly in July, it didn't lower rates nearly as much as the decline in long-term rates, which are market driven.

With the economy continuing to slow, we believe that additional cuts by the Fed are likely. And since longer-term rates will probably come down further, we expect that the relationship between short-term yields and longer-term yields will remain similar for the time being.

As a result, money market funds continue to offer relatively high yields in relation to longer-term investments--and in relation to inflation. Thank you for your confidence in Centennial America Fund. We look forward to helping you continue to reach your investment goals in the future.

Sincerely,


/s/ Bridget A. Macaskill
Bridget A. Macaskill
President, Centennial America Fund, L.P.

January 22, 1996

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.
2. The fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1 share price in the future.
                                       2


STATEMENT OF INVESTMENTS December 31, 1995
Centennial America Fund, L.P.

                                                                                     FACE                VALUE
                                                                                     AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 81.1%
-------------------------------------------------------------------------------------------------------------------------
           Federal Farm Credit Bank:
           5.57%, 2/5/96                                                             $      225,000      $       223,782
           5.58%, 2/16/96                                                                   110,000              109,216
           5.58%, 2/29/96                                                                   500,000              495,427
           5.59%, 1/31/96                                                                   875,000              870,924
           5.76%, 1/23/96                                                                   600,000              597,928
           --------------------------------------------------------------------------------------------------------------
           Federal Home Loan Bank:
           5.44%, 2/28/96                                                                   170,000              168,510
           5.45%, 5/10/96                                                                   175,000              171,587
           5.77%, 2/2/96                                                                    600,000              597,035
           --------------------------------------------------------------------------------------------------------------
           Federal Home Loan Mortgage Assn.:
           5.34%, 3/29/96                                                                   449,000              443,139
           5.65%, 1/2/96                                                                    618,000              617,903
           --------------------------------------------------------------------------------------------------------------
           Federal National Mortgage Assn.:
           5.56%, 1/19/96                                                                   725,000              722,985
           5.65%, 2/28/96                                                                 1,000,000              991,058
           5.75%, 1/11/96                                                                   500,000              499,215
           --------------------------------------------------------------------------------------------------------------
           Student Loan Marketing Assn., guaranteeing commercial paper of:
           New Hampshire Higher Education Loan Corp., Commercial Paper Nts.,
           Series 1995A, 5.75%, 1/19/96                                                     854,000              851,545
           New Hampshire Higher Education Loan Corp., Commercial Paper Nts.,
           Series 1995A, 5.80%, 1/31/96                                                   1,000,000              995,167
           Secondary Market Services, Inc., Education Loan Revenue Nts.,
           Series-1995A, 5.77%, 1/18/96                                                     650,000              648,229
                                                                                                         ----------------

           Total U.S. Government Obligations (Cost $9,003,650)                                                 9,003,650

-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 18.9%
-------------------------------------------------------------------------------------------------------------------------
           Repurchase agreement with PaineWebber, Inc., 5.93%, dated 12/29/95, to be repurchased at $2,101,384 on 1/2/96, collateralized by
           Government National Mortgage Assn., 7%-8%, 8/15/23-11/15/25, with a value of $1,445,242, and Federal National Mortgage Assn., 7.50%,
           3/1/24,
           with a value of $844,055 (Cost $2,100,000)                                     2,100,000            2,100,000
           --------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE                                                          100.0%        11,103,650
           --------------------------------------------------------------------------------------------------------------
           LIABILITIES IN EXCESS OF OTHER ASSETS                                                  0.0             (1,970)
                                                                                       --------------    ----------------
           NET ASSETS                                                                           100.0%   $    11,101,680
                                                                                       ==============    ================











           See accompanying Notes to Financial Statements.


                               STATEMENT OF ASSETS AND LIABILITIES December 31, 1995
                               Centennial America Fund, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS                          Investments, at value (including repurchase agreement
                                of $2,100,000) - see accompanying statement                                            $11,103,650
                                ---------------------------------------------------------------------------------------------------
                                Cash                                                                                        32,304
                                ---------------------------------------------------------------------------------------------------
                                Receivables:
                                Shares of beneficial interest sold                                                          18,053
                                Interest and principal paydowns                                                              1,038
                                ---------------------------------------------------------------------------------------------------
                                Other                                                                                       19,563
                                                                                                                       ------------
                                Total assets                                                                            11,174,608

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                     Payables and other liabilities:
                                Shares of beneficial interest redeemed                                                      33,725
                                Shareholder reports                                                                          5,149
                                Service plan fees                                                                            4,755
                                Transfer and shareholder servicing agent fees                                                1,404
                                Dividends                                                                                    1,341
                                Other                                                                                       26,554
                                                                                                                       ------------
                                Total liabilities                                                                           72,928

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $11,101,680
                                                                                                                       ------------
                                                                                                                       ------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF                  Paid-in capital                                                                        $11,093,483
                                ---------------------------------------------------------------------------------------------------
NET ASSETS                      Accumulated net realized gain on investment transactions                                     8,197
                                ---------------------------------------------------------------------------------------------------
                                Net assets - applicable to 11,093,483 shares of beneficial
                                interest outstanding                                                                   $11,101,680
                                                                                                                       ------------
                                                                                                                       ------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                               $1.00
























                                See accompanying Notes to Financial Statements.


                                STATEMENT OF OPERATIONS For the Year Ended December 31, 1995
                                Centennial America Fund, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME               Interest                                                                                  $466,986

-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES                        Management fees - Note 3                                                                    35,312
                                ---------------------------------------------------------------------------------------------------
                                Registration and filing fees                                                                27,000
                                ---------------------------------------------------------------------------------------------------
                                Service plan fees - Note 3                                                                  14,345
                                ---------------------------------------------------------------------------------------------------
                                Custodian fees and expenses                                                                  9,822
                                ---------------------------------------------------------------------------------------------------
                                Legal and auditing fees                                                                      7,930
                                ---------------------------------------------------------------------------------------------------
                                Transfer and shareholder servicing agent fees - Note 3                                       6,052
                                ---------------------------------------------------------------------------------------------------
                                Shareholder reports                                                                          3,551
                                ---------------------------------------------------------------------------------------------------
                                Insurance expenses                                                                           2,160
                                ---------------------------------------------------------------------------------------------------
                                Managing General Partners' fees and expenses                                                 1,750
                                ---------------------------------------------------------------------------------------------------
                                Other                                                                                        8,147
                                                                                                                          ---------
                                Total expenses                                                                             116,069

-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      350,917

-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                                                            8,197

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                      $359,114
                                                                                                                          ---------
                                                                                                                          ---------

================================================================================

                                STATEMENTS OF CHANGES IN NET ASSETS
                                Centennial America Fund, L.P.

                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                                    1995                  1994
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                      Net investment income                                                  $350,917           $164,636
                                ---------------------------------------------------------------------------------------------------
                                Net realized gain                                                         8,197                 --
                                                                                                    -------------------------------
                                Net increase in net assets resulting
                                from operations                                                         359,114            164,636

-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS                                                                                        (350,917)          (164,636)

-----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST             Net increase in net assets resulting from
TRANSACTIONS                    beneficial interest transactions - Note 2                             4,892,850          1,851,622

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                      Total increase                                                        4,901,047          1,851,622
                                ---------------------------------------------------------------------------------------------------
                                Beginning of period                                                   6,200,633          4,349,011
                                                                                                    -------------------------------
                                End of period                                                       $11,101,680         $6,200,633
                                                                                                    -------------------------------
                                                                                                    -------------------------------


                             See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
Centennial America Fund, L.P.

                                          Year Ended December 31,
                                            1995      1994     1993     1992     1991(2)  1990(2)(3) 1989(2)   1988(2)  1987(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $1.00    $1.00    $1.00    $1.00    $1.00    $1.00      $1.00     $1.00    $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain        .04      .03      .02      .03      .14      .10        .08       .09      .05
Dividends and distributions to shareholders   (.04)    (.03)    (.02)    (.03)    (.14)    (.10)      (.08)     (.09)    (.05)
------------------------------------------==========================================================================================
Net asset value, end of period               $1.00    $1.00    $1.00    $1.00    $1.00    $1.00      $1.00     $1.00    $1.00
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)           4.56%    2.91%    2.23%    3.92%    0.35%   N/A        N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $11,102   $6,201   $4,349   $5,253   $5,056   $5,486     $8,167    $8,808   $8,190
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $7,862   $5,693   $4,780   $5,323   $5,217   $6,819     $8,589    $9,949   $3,573
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                         4.48%    2.89%    2.22%    3.64%    7.08%    7.87%      8.15%     8.77%    8.32%(5)
Expenses, before voluntary reimbursement
by the Manager                                 1.48%   1.47%    1.34%    1.86%    2.00%    1.96%      1.96%     2.14%    3.05%(5)
Expenses, net of voluntary reimbursement
by the Manager                                 N/A     N/A      1.13%    0.60%    1.91%    N/A        1.62%     0.92%    0.74%(5)

1. For the period from May 14, 1987 (commencement of operations) to December 31, 1987.
2.  All numbers of shares and per share data have been restated to reflect a
10.51 for 1 stock split effective December 5, 1991.
3. On May 25, 1990, OppenheimerFunds, Inc. became the investment advisor to the Fund.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calcu-lated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
5.  Annualized.



See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial America Fund, L.P.


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               YEAR ENDED DECEMBER 31, 1995       YEAR ENDED DECEMBER 31, 1994
                                               -----------------------------      ------------------------------
                                               SHARES           AMOUNT            SHARES            AMOUNT
Sold                                            32,857,284      $32,857,284        18,665,883       $18,665,883
Dividends and
distributions reinvested                           326,936          326,936           147,846           147,846
Redeemed                                       (28,291,370)     (28,291,370)      (16,962,107)      (16,962,107)
                                               ------------     ------------      ------------      ------------
  Net increase                                   4,892,850      $ 4,892,850         1,851,622       $ 1,851,622
                                               ============     ============      ============      ============

Centennial America Fund, L.P.


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of .45% on the first $500 million of net assets and .40% on net assets in excess of $500 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent state regulatory limit on Fund expenses.

Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Fund expends .20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions.

INDEPENDENT AUDITORS' REPORT
Centennial America Fund, L.P.


The Managing General Partners and Shareholders of
Centennial America Fund, L.P.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial America Fund, L.P. as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for the period January 1, 1990 to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period May 14, 1987 (commencement of operations) to December 31, 1989 were audited by other auditors whose report dated February 2, 1990, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial America Fund, L.P. at December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1996

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial America Fund, L.P.


In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1995. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the fiscal year ended December 31, 1995 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

CENTENNIAL AMERICA FUND, L.P.

OFFICERS AND MANAGING GENERAL PARTNERS
James C. Swain, Managing General Partner and Chairman
Robert G. Avis, Managing General Partner
William A. Baker, Managing General Partner
Charles Conrad, Jr., Managing General Partner
Jon S. Fossel, Managing General Partner
Raymond J. Kalinowski, Managing General Partner
C. Howard Kast, Managing General Partner
Robert M. Kirchner, Managing General Partner
Bridget A. Macaskill, Managing General Partner and President
Ned M. Steel, Managing General Partner
Andrew J. Donohue, Vice President
Dorothy G. Warmack, Vice President
Carol E. Wolf, Vice President
Arthur J. Zimmer, Vice President
George C. Bowen, Vice President, Secretary and Treasurer
Robert J. Bishop, Assistant Treasurer
Scott Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR
OppenheimerFunds, Inc.

DISTRIBUTOR
Centennial Asset Management Corporation

SUB-DISTRIBUTOR
OppenheimerFunds Distributor, Inc.

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

This is a copy of a report to shareholders of Centennial America Fund, L.P. This report must be preceded or accompanied by a Prospectus of Centennial America Fund, L.P. For material information concerning the Fund, see the Prospectus.

For shareholder servicing call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO  80217-5143